Loss per Share and Series A, B & C Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants cashless exercised	$ 0.0000002908	$ (0.0000000268)	$ (0.0000000556)
Series Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price
Warrants cashless exercised			0.0000000444
Ending Warrants Price
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price
Warrants cashless exercised			(0.0000000088)
Ending Warrants Price
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants cashless exercised	0.0000002908	$ (0.0000000268)	$ (0.0000000024)
Ending Warrants Price	$ 0.0000002908